Income and Expenses - Finance Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Foreign exchange differences, net	€ 16.0	€ 0.0	€ 0.0
Fair value adjustments of financial instruments measured at fair value	0.0	0.0	277.8
Other	7.9	18.9	27.3
Finance expenses	€ 23.9	€ 18.9	€ 305.1